PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Property Plant And Equipment And Intangible Assets [Abstract]
Pre-tax discount rate of cash flows	12.15%
Fixed growth rate	2.00%